Major commitments and contingencies (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Workers Compensation And Other Employee Benefits [Member]
E. Guarantees and indemnifications
Maximum potential liability under guarantees	525
Guarantees Under Operating Leases [Member]
E. Guarantees and indemnifications
Term assets residual values guaranteed under operating leases and other guarantees (in years)	between 2015 and 2022
Maximum potential liability under guarantees	194
Other Guarantees [Member]
E. Guarantees and indemnifications
Term assets residual values guaranteed under operating leases and other guarantees (in years)	between 2015 and 2016
Maximum potential liability under guarantees	593
Irrevocable standby letters of credit drawn on the Company's bilateral letter of credit facilities	487
Surety and other bonds drawn on the Company's bilateral letter of credit facilities	106
Other Guarantees [Member] | Equipment Under Leases And Other [Member]
E. Guarantees and indemnifications
Maximum potential liability under guarantees	68